Summary of Restricted Stock Activity (Detail) - Restricted Stock [Member] - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Restricted beginning balance	2,589,261
Shares, Granted	180,617
Shares, Vested	(19,401)
Shares, Forfeited	(13,796)
Shares, Restricted ending balance	2,736,681	2,589,261
Weighted-Average Grant Date Fair Value, Restricted beginning balance	$ 112.53
Weighted-Average Grant Date Fair Value, Granted	302.71	$ 290.55	$ 254.73
Weighted-Average Grant Date Fair Value, Vested	107.81
Weighted-Average Grant Date Fair Value, Forfeited	243.17
Weighted-Average Grant Date Fair Value, Restricted ending balance	$ 124.56	$ 112.53